Document and Entity Information	Jun. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2022
Entity Registrant Name	ABIOMED, Inc.
Entity Central Index Key	0000815094
Entity Emerging Growth Company	false
Entity File Number	001-09585
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2743260
Entity Address, Address Line One	22 Cherry Hill Drive
Entity Address, City or Town	Danvers
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01923
City Area Code	978
Local Phone Number	646-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ABMD
Security Exchange Name	NASDAQ